Details of Operating Expenses	12 Months Ended
Dec. 31, 2011
Details of Operating Expenses [Abstract]
DETAILS OF OPERATING EXPENSES

NOTE 15 – DETAILS OF OPERATING EXPENSES

The following table details the composition of occupancy and equipment expenses for the years ended December 31, 2011 and 2010.

	2011	2010
Bank premises rent	$613	$633

Bank premises maintenance	447	437

Bank premises depreciation	549	551

Equipment lease	143	199

Depreciation	687	1,019

Software maintenance	774	718

Other	624	480

Total	$3,837	$4,037

The following table details the composition of other operating expenses for the years ended December 31, 2011 and 2010.

	2011	2010
ATM and debit cards	$622	$647

Telephone	440	379

Loan	942	914

Other operating	1,522	2,214

Total	$3,526	$4,154